CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common shares, shares issued (in shares)	104,534,703	104,578,080	107,226,000
Common shares, shares outstanding (in shares)	104,534,703	104,578,080	107,226,000
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00